LONG-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
LONG-TERM INVESTMENTS
Equity investments without readily determinable fair value	¥ 51,524	$ 7,470	¥ 51,524
Equity method investments	336,254	48,752	277,056
Available-for-sale debt securities	50,096	7,263	62,045
Total	¥ 437,874	$ 63,485	¥ 390,625